SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Accounting Policies [Abstract]
Customer deposits	$ 1,187,126		$ 0
Accumulated deficit	101,654,614		$ 98,233,673
Net loss	$ 3,420,941	$ 3,001,388